Benefit Plans (Details 3) (USD $)	12 Months Ended																																														12 Months Ended																																																																																										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Oneida Savings Bank pension plan	Dec. 31, 2012 Oneida Savings Bank pension plan	Dec. 31, 2011 Oneida Savings Bank pension plan	Dec. 31, 2013 Oneida Savings Bank pension plan Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Oneida Savings Bank pension plan Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Oneida Savings Bank pension plan Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Oneida Savings Bank pension plan Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Oneida Savings Bank pension plan Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Oneida Savings Bank pension plan Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Oneida Savings Bank pension plan Cash Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan Cash Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan Cash Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Oneida Savings Bank pension plan Cash Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Oneida Savings Bank pension plan Equity securities	Dec. 31, 2012 Oneida Savings Bank pension plan Equity securities	Dec. 31, 2013 Oneida Savings Bank pension plan Common Stock Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan Common Stock Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan Common Stock Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Oneida Savings Bank pension plan Common Stock Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Oneida Savings Bank pension plan Debt Securities	Dec. 31, 2012 Oneida Savings Bank pension plan Debt Securities	Dec. 31, 2013 Oneida Savings Bank pension plan FHLMC Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan FHLMC Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan FHLMC Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Oneida Savings Bank pension plan FHLMC Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Oneida Savings Bank pension plan FNMA Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan FNMA Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan FNMA Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Oneida Savings Bank pension plan FNMA Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Oneida Savings Bank pension plan Government issues (US Treasuries) Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan Government issues (US Treasuries) Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan Government issues (US Treasuries) Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Oneida Savings Bank pension plan Government issues (US Treasuries) Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 Oneida Savings Bank pension plan Other financial instruments	Dec. 31, 2012 Oneida Savings Bank pension plan Other financial instruments	Dec. 31, 2013 Oneida Savings Bank pension plan Real estate investment trust Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan Real estate investment trust Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan Real estate investment trust Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Oneida Savings Bank pension plan Real estate investment trust Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 Oneida Savings Bank pension plan Exchange traded funds Carrying Amount	Dec. 31, 2012 Oneida Savings Bank pension plan Exchange traded funds Carrying Amount	Dec. 31, 2013 Oneida Savings Bank pension plan Exchange traded funds Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Oneida Savings Bank pension plan Exchange traded funds Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2014 Oneida Savings Bank pension plan Forecast	Dec. 31, 2014 Oneida Savings Bank pension plan Forecast Equity securities	Dec. 31, 2014 Oneida Savings Bank pension plan Forecast Debt Securities	Dec. 31, 2014 Oneida Savings Bank pension plan Forecast Other financial instruments	Dec. 31, 2013 State Bank of Chittenango pension plan firm	Dec. 31, 2012 State Bank of Chittenango pension plan firm	Dec. 31, 2011 State Bank of Chittenango pension plan	Dec. 31, 2013 State Bank of Chittenango pension plan Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 State Bank of Chittenango pension plan Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 State Bank of Chittenango pension plan Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 State Bank of Chittenango pension plan Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 State Bank of Chittenango pension plan Cash equivalents	Dec. 31, 2012 State Bank of Chittenango pension plan Cash equivalents	Dec. 31, 2013 State Bank of Chittenango pension plan Foreign currencies Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Foreign currencies Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Foreign currencies Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 State Bank of Chittenango pension plan Foreign currencies Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 State Bank of Chittenango pension plan Government issues Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Government issues Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Government issues Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Government issues Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Short-term investment funds Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Short-term investment funds Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Short-term investment funds Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Short-term investment funds Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Equity securities	Dec. 31, 2012 State Bank of Chittenango pension plan Equity securities	Dec. 31, 2013 State Bank of Chittenango pension plan Common Stock Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Common Stock Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Common Stock Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 State Bank of Chittenango pension plan Common Stock Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 State Bank of Chittenango pension plan Depository receipts Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Depository receipts Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Depository receipts Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 State Bank of Chittenango pension plan Depository receipts Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 State Bank of Chittenango pension plan Depository receipts Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Preferred stock Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Preferred stock Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Preferred stock Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 State Bank of Chittenango pension plan Preferred stock Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 State Bank of Chittenango pension plan Fixed income securities	Dec. 31, 2012 State Bank of Chittenango pension plan Fixed income securities	Dec. 31, 2013 State Bank of Chittenango pension plan Auto loan receivables Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Auto loan receivables Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Auto loan receivables Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Auto loan receivables Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Collateralized mortgage obligations Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Collateralized mortgage obligations Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Collateralized mortgage obligations Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Collateralized mortgage obligations Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Corporate bonds Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Corporate bonds Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Corporate bonds Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Corporate bonds Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan FHLMC Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan FHLMC Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan FHLMC Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan FHLMC Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan FNMA Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan FNMA Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan FNMA Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan FNMA Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Government National Mortgage Assoc. I Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Government National Mortgage Assoc. I Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Government National Mortgage Assoc. I Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Government National Mortgage Assoc. I Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Government National Mortgage Assoc. II Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Government National Mortgage Assoc. II Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Government National Mortgage Assoc. II Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Government National Mortgage Assoc. II Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Government issues (US Treasuries) Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Government issues (US Treasuries) Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Government issues (US Treasuries) Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Government issues (US Treasuries) Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Municipals Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Municipals Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Municipals Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Municipals Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 State Bank of Chittenango pension plan Other asset backed Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Other asset backed Significant Other Observable Inputs (Level 2)	Dec. 31, 2013 State Bank of Chittenango pension plan Other financial instruments	Dec. 31, 2012 State Bank of Chittenango pension plan Other financial instruments	Dec. 31, 2013 State Bank of Chittenango pension plan Real estate investment trust Carrying Amount	Dec. 31, 2012 State Bank of Chittenango pension plan Real estate investment trust Carrying Amount	Dec. 31, 2013 State Bank of Chittenango pension plan Real estate investment trust Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 State Bank of Chittenango pension plan Real estate investment trust Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2013 State Bank of Chittenango pension plan Forecast Cash equivalents	Dec. 31, 2013 State Bank of Chittenango pension plan Forecast Equity securities	Dec. 31, 2013 State Bank of Chittenango pension plan Forecast Fixed income securities	Dec. 31, 2013 State Bank of Chittenango pension plan Forecast Other financial instruments	Dec. 31, 2013 State Bank of Chittenango pension plan Maximum	Dec. 31, 2013 State Bank of Chittenango pension plan Maximum U. S. Agencies	Dec. 31, 2013 State Bank of Chittenango pension plan Maximum Asset-backed securities
Benefit Plans
Percentage of investments to be achieved for long-term growth		65.00%																																																	97.00%
Percentage of investments to be achieved for near-term benefit payments		35.00%																																																	3.00%
Percentage of portfolio of security that can be purchased at a time																																																																																																																																													5.00%
Percentage of market value of security that can be purchased in any one issuer																																																																																																																																													8.00%
Percentage of investment manager's portfolio for specified securities																																																																																																																																														13.00%	10.00%
Target Allocation																																															100.00%	60.00%	40.00%	0.00%
Target allocation, minimum																																																																																																																																									0.00%	40.00%	40.00%	0.00%
Target allocation, maximum																																																																																																																																									20.00%	60.00%	60.00%	5.00%
Percentage of Plan Assets at December 31		100.00%	100.00%														59.00%	54.00%					35.00%	41.00%													6.00%	5.00%													100.00%	100.00%										5.00%	13.00%													51.00%	45.00%														44.00%	42.00%																																							0.00%	0.00%
Weighted-Average Expected Long Term Rate of Return		7.00%															10.00%						2.00%																												6.50%											0.20%														4.20%															2.10%																																								0.00%
Total		$ 4,375,556	$ 3,955,438	$ 3,544,708	$ 4,375,556	$ 3,955,438	$ 3,597,339	$ 3,133,786	$ 778,217	$ 821,652	$ 0	$ 0	$ 223,745	$ 167,097	$ 223,745	$ 167,097			$ 2,558,970	$ 2,110,589	$ 2,558,970	$ 2,110,589			$ 370,769	$ 111,142	$ 370,769	$ 111,142	$ 119,050	$ 240,165	$ 119,050	$ 240,165	$ 288,398	$ 470,345	$ 288,398	$ 470,345			$ 47,516	$ 49,321	$ 47,516	$ 49,321	$ 767,108	$ 806,779	$ 767,108	$ 806,779					$ 2,183,032	$ 1,976,719	$ 1,947,056	$ 2,183,032	$ 1,976,719	$ 1,105,605	$ 899,760	$ 1,077,427	$ 1,076,959	$ 0	$ 0			$ 3,112	$ 2,057	$ 3,112	$ 2,057	$ 31,653	$ 10,728	$ 31,653	$ 10,728	$ 84,371	$ 242,302	$ 84,371	$ 242,302			$ 1,083,768	$ 870,508	$ 1,083,768	$ 870,508	$ 13,691	$ 19,468	$ 10,433	$ 19,468	$ 3,258	$ 5,107	$ 3,860	$ 5,107	$ 3,860			$ 7,853	$ 10,712	$ 7,853	$ 10,712	$ 239,223	$ 214,202	$ 239,223	$ 214,202	$ 257,133	$ 186,628	$ 257,133	$ 186,628	$ 29,826	$ 24,526	$ 29,826	$ 24,526	$ 102,845	$ 98,083	$ 102,845	$ 98,083	$ 7,258	$ 1,044	$ 7,258	$ 1,044	$ 3,248	$ 4,548	$ 3,248	$ 4,548	$ 303,595	$ 281,564	$ 303,595	$ 281,564	$ 7,164	$ 2,150	$ 7,164	$ 2,150	$ 472	$ 472			$ 3,185	$ 3,867	$ 3,185	$ 3,867
Number of investment firm																																																			2	2
Amount of system monies had not yet been allocated to investment manager																																																			2,600,000	20,000,000
Percentage of portfolio split under control of investment managers																																																			58.00%	49.00%
Percentage of portfolio split under control of investment managers																																																			41.00%	43.00%
Percentage of portfolio split under control of investment managers																																																			1.00%	8.00%
Portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund (as a percent)																																																			5.00%	12.00%
Expected contributions for the next fiscal year	0
Expected benefit payments
2014		368,000																																																	200,582
2015		386,000																																																	194,014
2016		405,000																																																	187,379
2017		425,000																																																	180,837
2018		446,000																																																	173,786
Years 2019 - 2023		$ 2,589,000																																																	$ 790,826